Guarantee	6 Months Ended
Sep. 30, 2022
Insurance [Abstract]
GUARANTEE

NOTE 18 – GUARANTEE

On April 12, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $393,618 (equivalent of RMB 2,800,000) for three-year period. Taizhou Suxuantang is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

On October 28, 2013, Taizhou Suxuantang signed a financial guarantee agreement with Fenlan Xu for Jianping Zhou in borrowing of $815,351 (equivalent of RMB 5,800,000) for an unlimited period. Taizhou Suxuantang and Taizhou Jiutian Pharmaceutical Co. Ltd. are obliged to pay on behalf the related party the principal, interest from January 1, 2021 to the actual date of payment, penalty and other expenses if Jianping Zhou defaults in payment. The Company did not charge financial guarantee fees over Jianping Zhou.

The Company has not made any payment under the above guarantee agreements for the six months ended September 30, 2022 and 2021.